Note 16 - Related Party Balances and Transactions (Details) - Due from and Due to Related Parties In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY	Dec. 31, 2013 Affiliated Entity [Member] CNY		Dec. 31, 2012 Affiliated Entity [Member] CNY		Dec. 31, 2013 Noncontrolling Shareholders [Member] CNY	Dec. 31, 2012 Noncontrolling Shareholders [Member] CNY
Related Party Transaction [Line Items]
Amounts due from related party	$ 23,848	144,371		151,785			144,371	[1]	100,684	[1]	[2]	51,101	[2]
Amounts due to noncontrolling shareholders (iii)		3,720	[3]	3,030	[3]	[3]					[4]	3,030	[4]

[1]	The Group agreed to grant a revolving loan with a maximum amount of US$50,000 (equivalent to RMB317,990 as per the agreement) to Sincere Fame and its subsidiaries pursuant to a facility letter entered in October 2011 (the "Facility"). The Facility is valid for two years and is renewed upon mutual agreement for another two years in October 2013. On January 1, 2012, the Group and Sincere Fame further entered into a supplemental loan agreement, which established the legal rights to offset the interests and amounts receivable or payable between the Group and Sincere Fame, and all the subsidiaries of the Group and Sincere Fame. As of December 31, 2012 and 2013, the amount due from Sincere Fame and its subsidiaries represented RMB91,277 and RMB126,621 (US$20,916) principal receivable, RMB9,407and RMB16,250 (US$2,684) interest receivable and nil and RMB1,500(US$248) account receivables. These amounts are unsecured, bear interest at 7.3% and are repayable on demand.
[2]	As of December 31, 2012, the amounts due from noncontrolling shareholders represented RMB44,436 of principal receivable and RMB2,165 interest receivable from Guangdong Jintaiping Asset Management Service Company ("Jintaiping"), and RMB4,500 of acquisition consideration refund receivable from the selling shareholder of a subsidiary acquired in 2010, which failed to meet its performance target pursuant to the acquisition agreement. The Group formerly owned an equity interest of 19.5% in Jintaiping, which is also the non-controlling interest shareholder of one of the Group's subsidiaries. The Group granted a revolving loan with a maximum amount of RMB50,000 to Jintaiping, pursuant to a facility letter entered in June 2012. The revolving loan is valid for one year and bears annual interest rate at 8%. On December 2, 2013, the Group disposed its entire equity interest in Jintaiping. As a result, Jintaiping is no longer a related party to the Group and corresponding receivable was reclassified to other receivables as of December 31, 2013 (refer to note 5).
[3]	In 2012, the Group sold 19.5% equity interest of Puyi Investment, a private entity which the Group does not exert significant influence. Concurrently, the Group acquired 19.5% of Jintaiping with the purchase price of RMB7,987. The net amount payable to shareholders of Jintaiping for these two transactions amounted to RMB3,030 (see note 16b(iii)) and was recorded as amounts due to related parties as of December 31, 2012, and recorded as other payables and accrued expenses as of December 31, 2013.
[4]	The amount was unsecured, interest-free and repayable on demand. As of December 31, 2012, the amount represented consideration payable for the acquisition of equity investment of Jintaiping.